UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22845

Barings Funds Trust

(Exact Name of Registrant as Specified in Charter)

300 S. Tryon Street, Suite 2500

Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Barings LLC

Independence Wharf

470 Atlantic Avenue

Boston MA 02210

(Name and Address of Agent for Service)

(704) 805-7200

(Registrant’s telephone number, including area code)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 – June 30, 2019

Item 1.	Proxy Voting Record.

Barings Global Floating Rate Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings Global Credit Income Opportunities Fund

Vote Summary
JUPITER RESOURCES INC.
Security Ticker Symbol 48207LAA1	Meeting Type	Special
	Meeting Date	12-Dec-2018
ISIN US48207LAA17	Agenda	934903976 - Management
Record Date 08-Nov-2018	Holding Recon Date	08-Nov-2018
City / Country / United States	Vote Deadline Date	11-Dec-2018

SEDOL(s)	Quick Code

Item Proposal	Proposed by	Vote				For/Against Preferred Provider Recommendation
1. Miscellaneous Corporate Actions	Management	For
Account Custodian Number			Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9972BCB			1,450,000	0	06-Dec-2018	13-Dec-2018
9972BCG			405,000	0	06-Dec-2018	13-Dec-2018
9972BCI			479,000	0	06-Dec-2018	13-Dec-2018

Barings Active Short Duration Bond Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings Total Return Bond Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings Emerging Markets Debt Blended Total Return Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings Emerging Markets Local Currency Debt Fund

The Fund held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

Barings Global High Yield Fund

Vote Summary
JUPITER RESOURCES INC.
Security Ticker Symbol 48207LAA1	Meeting Type	Special
	Meeting Date	12-Dec-2018
ISIN US48207LAA17	Agenda	934903976 - Management
Record Date 08-Nov-2018	Holding Recon Date	08-Nov-2018
City / Country / United States	Vote Deadline Date	11-Dec-2018

SEDOL(s)	Quick Code

Item Proposal	Proposed by	Vote				For/Against Preferred Provider Recommendation
1. Miscellaneous Corporate Actions	Management	For
Account Custodian Number			Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9972BCB			1,450,000	0	06-Dec-2018	13-Dec-2018
9972BCG			405,000	0	06-Dec-2018	13-Dec-2018
9972BCI			479,000	0	06-Dec-2018	13-Dec-2018

Barings U.S. High Yield Fund

Vote Summary
JUPITER RESOURCES INC.
Security Ticker Symbol 48207LAA1	Meeting Type	Special
	Meeting Date	12-Dec-2018
ISIN US48207LAA17	Agenda	934903976 - Management
Record Date 08-Nov-2018	Holding Recon Date	08-Nov-2018
City / Country / United States	Vote Deadline Date	11-Dec-2018

SEDOL(s)	Quick Code

Item Proposal	Proposed by	Vote				For/Against Preferred Provider Recommendation
1. Miscellaneous Corporate Actions	Management	For
Account Custodian Number			Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
9972BCB			1,450,000	0	06-Dec-2018	13-Dec-2018
9972BCG			405,000	0	06-Dec-2018	13-Dec-2018
9972BCI			479,000	0	06-Dec-2018	13-Dec-2018

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Barings Funds Trust

By:	/s/ Daniel McGee
Daniel McGee
President (Principal Executive Officer)

Date:	August 23, 2019